Accounts payable and accrued expenses:	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued expenses:
Accounts payable and accrued expenses:

Note 9 - Accounts payable and accrued expenses:

At December 31, 2019 and 2020, the balances are as follows:

		December 31,
	2019		2020
Suppliers	Ps.	245,100	Ps.	353,885
Taxes payable		175,573		57,174
Use rights of assets under concession		269,916		5,070
Accounts payable to related parties (Note 14.1)		97,312		53,256
Lease payable (Note 7.1)		20,422		17,236
Salaries payable		149,452		128,105
Sundry creditors for services provided		803,746		640,068
Accounts payable to contractors		37,809		343,610
Total	Ps.	1,799,330	Ps.	1,598,404

Since these accounts mature at a term of under one year, their fair value is considered to approximate their book value.